INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 16,916	$ 13,186
Operating loss carryforwards	1,861	2,405
Share-based compensation plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,731	5,772
Provision for vacation and bonus
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,624	1,309
Intercompany trade payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,207	3,126
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	716	756
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,005)	(479)
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	546	0
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,236	$ 297